Financial assets and liabilities measured at fair value on a recurring basis (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	$ 11,564,000	$ 9,424,000	$ 8,761,000
Short-term investments	1,705,000	2,759,000	8,694,000
Long-term investments	4,897,000	6,210,000	250,000
Total	18,166,000	17,843,000	18,461,000
Current Liabilities, fair value		(550,000)
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	11,564,000	9,424,000	8,761,000
Corporate Notes/Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	1,705,000	2,059,000
Long-term investments	4,523,000	5,605,000
Convertible Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	374,000	605,000	250,000
Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		700,000
Contingent Consideration [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current Liabilities, fair value		(550,000)
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	11,564,000	9,424,000	8,761,000
Total	11,564,000	9,424,000	8,761,000
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	11,564,000	9,424,000	8,761,000
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	1,705,000	2,759,000	9,450,000
Long-term investments	4,523,000	5,605,000
Total	6,228,000	8,364,000	9,450,000
Fair Value, Inputs, Level 2 [Member] | Corporate Notes/Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	1,705,000	2,059,000	8,694,000
Long-term investments	4,523,000	5,605,000
Fair Value, Inputs, Level 2 [Member] | Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		700,000	8,694,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	374,000	605,000	250,000
Total	374,000	55,000	250,000
Current Liabilities, fair value		(550,000)
Fair Value, Inputs, Level 3 [Member] | Convertible Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	$ 374,000	605,000	$ 250,000
Fair Value, Inputs, Level 3 [Member] | Contingent Consideration [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current Liabilities, fair value		(550,000)
Fair Value, Inputs, Level 3 [Member] | Accrued Consideration [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current Liabilities, fair value		$ (550,000)